Other non-current assets	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets
8. Other non-current assets:

The amount of other non-current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2011	December 31, 2012
Security deposits for derivatives	$33,100	$-
Option for construction of drillships (Note 5)	24,756	-
Deferred mobilization expenses	24,176	53,615
Other	9,049	18,150
Total	$91,081	$71,765

As of December 31, 2011, security deposits of $33,100 for Ocean Rig Mykonos, were recorded as "Other non-current assets" in the accompanying consolidated balance sheet. These deposits were required by the counterparties to the Company's interest rate swap agreements. These security deposits were released during the second quarter of 2012 following the commencement of operations of the Ocean Rig Mykonos.

On November 22, 2010, DryShips, entered into an option contract with Samsung for the construction of up to four ultra-deepwater drillships, which will be "sister-ships" to the Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and the Ocean Rig Mykonos, with certain upgrades to vessel design and specifications. The option agreement required DryShips to pay a non-refundable slot reservation fee of $24,756 per drillship, with such fee to be applied towards the drillship contract price if the options are exercised. The option agreement was novated by DryShips to the Company on December 30, 2010. During 2011, the Company exercised three of the above options and as a result, the slot reservation fee for the three options exercised amounting to $74,268 was transferred to “Advances for drillships under construction”. On May 16, 2011, the Company entered into an addendum to the option contract for the construction of up to two additional drillships with the same contract terms, conditions and specifications as the four optional drillships under the original agreement. On September 20, 2012, the Company exercised an option and as a result the remainder slot reservation amounting to $24,756 was transferred from "Other non-current assets" to "Advances for drillships under construction". As at December 31, 2012, the Company has extended the date by which it must exercise the remaining options under the contract to March 31, 2013. Drillship deliveries of the two remaining optional drillships, if exercised, are at the reasonable discretion of Samsung, with the earliest available date based on Samsung's construction schedule.